Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Central Index Key	0000766011
Entity Registrant Name	Caledonia Mining Corp Plc
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Entity File Number	001-38164
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	B006 Millais House, Castle Quay
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 3EF
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CMCL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	12,833,126
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Name	BDO South Africa Incorporated
Auditor Location	Johannesburg, Gauteng, South Africa
Auditor Firm ID	1368
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	B006 Millais House, Castle Quay
Entity Address, City or Town	St Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 3EF
City Area Code	44
Local Phone Number	1534 679 800
Contact Personnel Name	Mark Learmonth